NOTES PAYABLE -PAST DUE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NOTES PAYABLE -PAST DUE

NOTE 8 – NOTES PAYABLE -PAST DUE

On December 17, 2015, the Company issued a Promissory Note in the principal amount of $9,000. The note was due within 10 business days of the Company receiving notice of the effectiveness of its Form S-1 filed on February 22, 2016. Failure to make payment during that 10-business day period shall constitute an Event of Default, as a result of which the note will become immediately due and payable, and the balance will bear interest at 7%. The Company’s Form S-1 was declared effective on March 8, 2016, and payment was due before March 22, 2016. The Company did not repay the note before March 22, 2016; therefore, the note is in default with an interest rate of 7%.

On April 30, 2019, the Company issued an unsecured Promissory Note in the principal amount of $25,000. The Note is due and payable on August 30, 2019, along with $5,000 worth of interest. The Promissory Note is past due, however, the maker of the Note has verbally agreed not to call a default.

As of September 30, 2021, the accrued interest expense on these two Notes amounted to $34,246.

The principal balance of the Notes Payable outstanding was $22,000 and $34,000 as of September 30, 2021, and December 31, 2020, respectively and are past due.

NOTE 8 – NOTES PAYABLE -PAST DUE

On December 17, 2015, the Company issued a Promissory Note in the principal amount of $9,000. The note was due within 10 business days of the Company receiving notice of the effectiveness of its Form S-1 filed on February 22, 2016. Failure to make payment during that 10 business day period shall constitute an Event of Default, as a result of which the note will become immediately due and payable and the balance will bear interest at 7%. The Company’s Form S-1 was declared effective on March 8, 2016, and payment was due before March 22, 2016. The Company did not repay the note before March 22, 2016; therefore, the note is in default with an interest rate of 7%.

On April 30, 2019, the Company issued an unsecured Promissory Note in the principal amount of $25,000. The Note is due and payable on August 30, 2019, along with $5,000 worth of interest. The Promissory Note is past due, however, the maker of the Note has verbally agreed not to call a default.

During the years ended December 31, 2020 and 2019; the Company recorded $15,630 and $5,630, respectively, of accrued interest expense on these two Notes.

The balance of the Notes Payable outstanding was $34,000 and $9,000 as of December 31, 2020, and December 31, 2019, respectively and are past due.

Stage It Corp [Member]
NOTES PAYABLE -PAST DUE

NOTE 5 – NOTES PAYABLE -PAST DUE

As of December 31, 2020 and 2019 the Company had $179,000 in promissory notes, $547,500 in convertible notes due to related party, and $315,000 in notes payable all of which were outstanding and past due. All of the notes are at 18% compound interest except for $275,000 in convertible notes due to related parties which are 10% compound interest.